Cover	Aug. 10, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 10, 2023, Xtant Medical Holdings, Inc., a Delaware corporation (the “Company”), filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original 8-K”) reporting the Company’s acquisition (the “Acquisition”) of substantially all of the assets and certain specified liabilities of Surgalign Holdings, Inc., a Delaware corporation (the “Seller”), and its subsidiaries pursuant to the Asset Purchase Agreement, dated June 18, 2023, between the Seller and the Company. The Company is filing this amendment to the Original 8-K (“Amendment”) to amend and supplement the Original 8-K to include historical financial statements of the Seller and pro forma financial information as required by Items 9.01(a) and 9.01(b), respectively, of Form 8-K and that were excluded from the Original Form 8-K in reliance on the instructions to such items. Except as noted in this paragraph, no other information contained in the Original Form 8-K is amended or supplemented. This Amendment should be read together with the Original 8-K.
Document Period End Date	Aug. 10, 2023
Entity File Number	001-34951
Entity Registrant Name	XTANT MEDICAL HOLDINGS, INC
Entity Central Index Key	0001453593
Entity Tax Identification Number	20-5313323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	664 Cruiser Lane
Entity Address, City or Town	Belgrade
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59714
City Area Code	(406)
Local Phone Number	388-0480
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.000001 per share
Trading Symbol	XTNT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable